PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PROVISIONS
Balance at beginning of the year	$ 622	$ 1,370
Acquisitions		6
Divestments		(4)
Arising during the year	144	251
Reclassified to assets held for sale	(12)
Utilized	(100)	(896)
Unused amounts reversed	(115)	(34)
Discount rate adjustment and imputed interest (change in estimates)	10	1
Translation adjustments and other	(11)	(72)
Balance at end of the year	538	622
Current	422	148
Non-current	116	474
Income taxes provisions
PROVISIONS
Balance at beginning of the year	244	282
Arising during the year	57	67
Reclassified to assets held for sale	(1)
Utilized	(4)	(21)
Unused amounts reversed	(32)	(13)
Translation adjustments and other	(6)	(71)
Balance at end of the year	258	244
Current	258	3
Non-current		241
Indirect tax provisions
PROVISIONS
Balance at beginning of the year	96	65
Divestments		(3)
Arising during the year	28	63
Utilized	(16)	(24)
Unused amounts reversed	(4)	(5)
Translation adjustments and other	(6)
Balance at end of the year	98	96
Current	98
Non-current		96
Decommissioning provision
PROVISIONS
Balance at beginning of the year	98	87
Acquisitions		5
Arising during the year	5	1
Reclassified to assets held for sale	(11)
Utilized	(1)
Unused amounts reversed	(2)	(1)
Discount rate adjustment and imputed interest (change in estimates)	10	1
Translation adjustments and other		5
Balance at end of the year	99	98
Current		98
Non-current	99
Legal provisions
PROVISIONS
Balance at beginning of the year	157	919
Acquisitions		1
Arising during the year	28	75
Utilized	(66)	(821)
Unused amounts reversed	(68)	(16)
Translation adjustments and other	(2)	(1)
Balance at end of the year	49	157
Current	33	45
Non-current	16	112
Other provisions
PROVISIONS
Balance at beginning of the year	27	17
Divestments		(1)
Arising during the year	26	45
Utilized	(13)	(30)
Unused amounts reversed	(9)	1
Translation adjustments and other	3	(5)
Balance at end of the year	34	27
Current	33	2
Non-current	$ 1	$ 25